Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contingent fees	$ 1,708,000	$ 404,000
Convertible loans into warrants	$ 2,000,000	$ 2,000,000
Warrants of price (in Dollars per share)	$ 1.50	$ 1.50	$ 1.50
Deferred fee percentage	3.50%	3.50%
Gross proceeds of the initial public offering	$ 12,075,000	$ 12,075,000
Aggregate annual fees	62,500	62,500
Aggregate success fees	1,100,000	1,100,000
Accrual amount	$ 0	$ 38,300	$ 38,300